JPMorgan Preferred and Income Securities Fund Expense Example - A C I Shares [Member] - JPMorgan Preferred and Income Securities Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 460
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	1,676
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,777
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,060